Summary of Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Sep. 30, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting

The financial statements of the Plan are prepared under the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and changes therein, and the disclosure of contingent assets and liabilities, at the date of the financial statements.  Actual results could differ from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents

Cash and cash equivalents include investments in highly liquid money market funds held in investment brokerage accounts.  The Plan administrator believes that the Plan's credit risk with respect to these funds is minimal due to the financial strength of the investment brokers and the diversity of the underlying securities.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition

The Plan's investments consist of mutual funds and Bancorp common stock, all of which are stated at fair value (see Note 5). Quoted market prices are used to value shares of Bancorp common stock.  Mutual funds are valued at quoted market prices that represent the net asset value of shares held at the Plan's year-end. Fluctuations in market value are reflected as net appreciation (depreciation) in fair value of investments.

Purchases and sales of securities are recorded on the trade-date basis. Interest income is recognized when earned. Dividends are recorded on the ex-dividend date.
The net appreciation (depreciation) in fair value of investments consists of realized gains or losses and unrealized appreciation or depreciation on those investments.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.